Property. plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Owned assets, cost	$ 827,779	$ 774,786
Owned assets, accumulated depreciation	286,953	258,517
Owned assets, net book value	540,826	516,269
Assets under finance lease, cost	152,676	159,585
Assets under finance least, accumulated depreciation	52,552	43,644
Net book value of property, plant and equipment under finance leases	100,124	115,941
Total plant and equipment, cost	980,455	934,371
Property, plant and equipment, accumulated depreciation	339,505	302,161
Property, plant and equipment, net of accumulated depreciation	640,950	632,210
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	353,037	351,842
Owned assets, accumulated depreciation	105,686	102,469
Owned assets, net book value	247,351	249,373
Assets under finance lease, cost	92,690	97,871
Assets under finance least, accumulated depreciation	28,504	25,454
Net book value of property, plant and equipment under finance leases	64,186	72,417
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	343,048	304,205
Owned assets, accumulated depreciation	131,157	111,583
Owned assets, net book value	211,891	192,622
Assets under finance lease, cost	52,679	52,798
Assets under finance least, accumulated depreciation	21,996	16,264
Net book value of property, plant and equipment under finance leases	30,683	36,534
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	45,096	41,784
Owned assets, accumulated depreciation	30,633	26,918
Owned assets, net book value	14,463	14,866
Assets under finance lease, cost	4,633	5,287
Assets under finance least, accumulated depreciation	1,281	966
Net book value of property, plant and equipment under finance leases	3,352	4,321
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	15,113	15,747
Owned assets, accumulated depreciation	10,838	10,370
Owned assets, net book value	4,275	5,377
Assets under finance lease, cost	2,674	3,629
Assets under finance least, accumulated depreciation	771	960
Net book value of property, plant and equipment under finance leases	1,903	2,669
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	7,002	6,337
Owned assets, accumulated depreciation	4,891	4,137
Owned assets, net book value	2,111	2,200
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	29,406	22,582
Owned assets, accumulated depreciation	3,748	3,040
Owned assets, net book value	25,658	19,542
Capital inventory
Property, Plant and Equipment [Line Items]
Owned assets, cost	24,605	21,817
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	24,605	21,817
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,472	10,472
Owned assets, accumulated depreciation	0	0
Owned assets, net book value	$ 10,472	$ 10,472